Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Information (Unaudited) [Abstract]
Schedule of Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Evaluated oil and natural gas properties (1)	$1,029,827	$853,943	$436,158
Unevaluated oil and natural gas properties	—	—	17,371
Accumulated depletion, depreciation, and amortization (1)	(176,548)	(127,988)	(107,961)

Total	$853,279	$725,955	$345,568

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Property acquisition costs, proved	$128,052	$318,714	$119,511
Exploration and extension well costs	—	16,599	7,123
Development (1)	47,799	45,911	12,577

Total	$175,851	$381,224	$139,211

(1)	Amounts do not include costs for SPBPC and related support equipment.

Schedule of product prices used for valuing the reserves

	2012	2011	2010
Oil ($/Bbl):
West Texas Intermediate spot (1)	$91.22	$92.78	$76.00
NGL ($/Bbl):
West Texas Intermediate spot (1)	$91.27	$93.26	$76.95
Natural Gas ($/MMbtu):
Henry Hub spot (2)	$2.757	$4.118	$4.376

(1)	The weighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The weighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

Schedule of net reserves

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	16,590	447,275	12,992	624,760
Extensions and discoveries	2,811	12,829	841	34,741
Purchase of minerals in place	2,594	104,461	7,095	162,595
Production	(820)	(23,144)	(703)	(32,285)
Sales of minerals in place	—	(7)	—	(7)
Revision of previous estimates	(177)	(57,342)	6,617	(18,688)

End of year	20,998	484,072	26,842	771,116

Proved developed reserves:
Beginning of year	12,873	326,922	8,558	455,500
End of year	13,566	297,993	14,467	466,192
Proved undeveloped reserves:
Beginning of year	3,717	120,353	4,434	169,260
End of year	7,432	186,079	12,375	304,924

	Year Ended December 31, 2011
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	11,548	173,126	628	246,180
Extensions and discoveries	222	26,680	1,483	36,916
Purchase of minerals in place	2,414	258,662	10,142	334,963
Production	(731)	(19,210)	(371)	(25,825)
Reserves retained by our predecessor	(23)	(3,198)	—	(3,335)
Revision of previous estimates	3,160	11,215	1,110	35,861

End of year	16,590	447,275	12,992	624,760

Proved developed reserves:
Beginning of year	9,774	145,479	385	206,433
End of year	12,873	326,922	8,558	455,500
Proved undeveloped reserves:
Beginning of year	1,774	27,647	243	39,747
End of year	3,717	120,353	4,434	169,260

	Year Ended December 31, 2010
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	8,040	71,648	—	119,888
Extensions and discoveries	58	7,602	212	9,225
Purchase of minerals in place	326	88,125	1	90,085
Production	(639)	(9,151)	(69)	(13,403)
Revision of previous estimates	3,763	14,902	484	40,385

End of year	11,548	173,126	628	246,180

Proved developed reserves:
Beginning of year	6,122	57,805	—	94,537
End of year	9,774	145,479	385	206,433
Proved undeveloped reserves:
Beginning of year	1,918	13,843	—	25,351
End of year	1,774	27,647	243	39,747

Standardized measure of discounted future net cash flows

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Future cash inflows	$4,436,141	$4,109,530	$1,655,343
Future production costs	(1,601,965)	(1,412,093)	(689,224)
Future development costs	(465,998)	(307,245)	(139,979)
Future income tax expense (1)	—	(4,420)	(5,463)

Future net cash flows for estimated timing of cash flows	2,368,178	2,385,772	820,677
10% annual discount for estimated timing of cash flows	(1,373,766)	(1,360,325)	(433,609)

Standardized measure of discounted future net cash flows	$994,412	$1,025,447	$387,068

(1)	We are subject to the Texas franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the year ended December 31, 2012.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Beginning of year	$1,025,447	$387,068	$176,241
Sale of oil and natural gas produced, net of production costs	(108,424)	(113,400)	(52,287)
Purchase of minerals in place	148,098	365,832	114,595
Sale of minerals in place	(12)	—	—
Reserves retained by predecessor	—	(1,940)	—
Extensions and discoveries	106,466	49,767	8,526
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(262,947)	178,501	44,321
Previously estimated development costs incurred	55,779	205	2,228
Net changes in future development costs	(19,561)	(37,199)	(1,696)
Revisions of previous quantities	(34,351)	126,079	98,983
Accretion of discount	102,739	60,036	17,721
Change in production rates and other	(20,769)	12,445	(20,058)

End of year	$994,412	$1,025,447	$387,068